Commitments and Contingencies - Additional Information (Detail)		1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 01, 2017	Feb. 29, 2016 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2012	Nov. 30, 2011 ft²
Loss Contingencies [Line Items]
Lease expiration date				Jul. 31, 2020
Total rent expense				$ 1,272,000	$ 1,272,000
Unconditional purchase commitment aggregate amount		$ 1,062,500	$ 404,000	$ 611,000
Unconditional purchase commitment payment terms			Quarterly	Quarterly
Unconditional purchase commitment period			May 31, 2020	May 31, 2020
Total expense for sales tax and maintenance obligations				$ 79,000	$ 32,000
Sales tax and maintenance obligations incurred but not paid				46,000
Total payments for future sales tax and maintenance obligations			$ 333,974	$ 309,000
Minimum [Member]
Loss Contingencies [Line Items]
Unconditional purchase commitment, quarterly payment amount		$ 62,500
San Diego California Facility [Member]
Loss Contingencies [Line Items]
Initial lease term						8 years
Lease expiration date	Mar. 31, 2017			Oct. 31, 2018
Leased facility, expansion of original premises | ft²							9,849